Accounting Standards	12 Months Ended
Dec. 31, 2011
Accounting Standards [Abstract]
ACCOUNTING STANDARDS

2.  ACCOUNTING STANDARDS

Multiple-Deliverable Revenue Arrangements

In October 2009, the Financial Accounting Standards Board [“FASB”] issued Accounting Standards Update [“ASU”] 2009-13, “Revenue Recognition (Topic 605) - Multiple-Deliverable Revenue Arrangements”. This ASU eliminates the requirement that undelivered elements must have objective and reliable evidence of fair value before a company can recognize the portion of the consideration that is attributable to items that already have been delivered. This may allow some companies to recognize revenue on transactions that involve multiple deliverables earlier than under the prior requirements. For Magna, this ASU was effective for revenue arrangements entered into or materially modified on or after January 1, 2011. This change did not have a material impact on the consolidated financial statements.

Future Accounting Policies

Goodwill

In September 2011, the FASB issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” ASU 2011-08 provides an option to perform a qualitative assessment to determine whether further goodwill impairment testing is necessary. If, as a result of the qualitative assessment, it is determined that it is more-likely-than-not that a reporting unit’s fair value is less than its carrying amount, the two-step quantitative impairment test it required. Otherwise, no further testing is required. ASU 2011-08 is effective for the Company for the year ending December 31, 2013. The adoption of this is not expected to have an impact on the Company’s consolidated financial statements.

Comprehensive Income

During 2011, the FASB issued ASU 2011-05 and ASU 2011-12, “Comprehensive Income (Topic 220)”, requiring entities to present net income and other comprehensive income in either a single continuous statement or in two consecutive statements of net income and other comprehensive income. This new standard will be effective for the Company in the first quarter of 2012. The adoption of this ASU is not expected to have a material effect on the Company’s consolidated financial statements.

Fair Value Measurement

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820)”, clarifying the existing measurement and disclosure requirements and expanding the disclosure requirements for certain fair value measurements. This new standard will be effective for the Company in the first quarter of 2012. The adoption of this ASU is not expected to have a material effect on the Company’s financial statements.